General Information	6 Months Ended
Jun. 30, 2014
General Information [Abstract]
General Information

1. General Information

The accompanying unaudited interim consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2013 included in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission on March 26, 2014 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2014 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2014. A discussion of the Company's significant accounting policies can be found in the audited consolidated financial statements for the fiscal year ended December 31, 2013, as filed on Form 20-F on March 26, 2014.

The consolidated balance sheet as of December 31, 2013 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

The Company is engaged in the seaborne transportation industry through the ownership of containerships and operates its fleet through Unitized Ocean Transport Limited, a wholly-owned subsidiary. The Company is the sole owner of all outstanding shares of the following subsidiaries, each incorporated in the Marshall Islands:

  Likiep Shipping Company Inc. (“Likiep”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel “Sagitta”, which was built and delivered in June 2010.

  Orangina Inc. (“Orangina”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Centaurus”, which was built and delivered in July 2010.

  Lemongina Inc. (“Lemongina”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Garnet” (built in 1995), which was acquired in November 2012.

  Ralik Shipping Company Inc. (“Ralik”), owner of the Marshall Islands flag, 4,206 TEU capacity container vessel, “Madrid” (ex “Maersk Madrid”, built in 1989), which was acquired in June 2011 and sold in April 2013.

  Mili Shipping Company Inc. (“Mili”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Malacca” (ex “Maersk Malacca”, built in 1990), which was acquired in June 2011 and sold in May 2013.

  Ebon Shipping Company Inc. (“Ebon”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Merlion” (ex “Maersk Merlion”, built in 1990), which was acquired in June 2011 and sold in May 2013.

  Mejit Shipping Company Inc. (“Mejit”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Sardonyx” (ex “Apl Sardonyx”, built in 1995), which was acquired in February 2012 and sold in February 2014 (Note 4).

  Micronesia Shipping Company Inc. (“Micronesia”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Spinel” (ex “Apl Spinel”, built in 1996), which was acquired in March 2012 and sold in December 2013.

  Rongerik Shipping Company Inc. (“Rongerik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap Domingo” (ex “Cap San Marco”, built in 2001), which was acquired in February 2012.

  Utirik Shipping Company Inc. (“Utirik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap Doukato” (ex “Cap San Raphael”, built in 2002), which was acquired in February 2012.

  Nauru Shipping Company Inc. (“Nauru”), owner of the Marshall Islands flag, 4,024 TEU capacity container vessel, “Hanjin Malta” (built in 1993), which was acquired in March 2013.

  Eluk Shipping Company Inc. (“Eluk”), owner of the Marshall Islands flag, 6,541 TEU capacity container vessel, “Puelo” (built in 2006), which was acquired in August 2013.

  Oruk Shipping Company Inc. (“Oruk”), owner of the Marshall Islands flag, 6,541 TEU capacity container vessel, “Pucon” (built in 2006), which was acquired in September 2013.

  Jabor Shipping Company Inc. (“Jabor”), which as of June 30, 2014 did not have any operations.

  Unitized Ocean Transport Limited (the “Manager” or “UOT”), was established for the purpose of providing the Company and its vessels with management and administrative services, effective March 1, 2013. Pursuant to the management agreements, UOT receives a fixed commission of 2% on the gross charter hire and freight earned by each vessel plus a technical management fee of $15 per vessel per month for employed vessels and $8 per vessel per month for laid-up vessels, if any. In addition, pursuant to the administrative agreement, UOT receives a fixed monthly fee of $10. Since March 1, 2013 the management and administrative fees payable to UOT are eliminated in consolidation as intercompany transactions. Similar fees for the period January 1, 2013 to February 28, 2013 were payable to Diana Shipping Services S.A. (Note 3).

During the six months ended June 30, 2014 and 2013, charterers that accounted for more than 10% of the Company's hire revenues were as follows:

Charterer	2014	2013
A	-	29%
B	26%	23%
C	32%	-
D	19%	38%
E	15%	-